Transactions with Related Parties - Receivables and payables (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2012
Transactions with related parties
Current receivables	$ 860,220	$ 905,572
Current payables	$ 991,469	$ 1,088,226
Average interest rates bearing from account balances	9.10%	6.60%
UHI, including Univision
Transactions with related parties
Current receivables	$ 657,601	$ 684,159
Current payables	964,959	1,031,367
Receivables from related parties	657,601	684,159
Operadora de Centros de Espectaculos, S.A. de C.V.
Transactions with related parties
Current receivables	41,080	77,044
Editorial Clio
Transactions with related parties
Current receivables	23,045	28,091
Televisa CJ Grand
Transactions with related parties
Current receivables	77,991	77,089
Other
Transactions with related parties
Current receivables	60,503	39,189
Current payables	19,797	32,517
DirecTV Group, Inc.
Transactions with related parties
Current payables	6,713	24,342
Univision Holdings Inc including Univision and entity controlled by chairman of Board Of Directors
Transactions with related parties
Provision recognized	964,959	1,031,367
Affiliates and other related parties
Transactions with related parties
Deposits and advances from affiliates and other related parties	$ 296,604	$ 717,662
Subsidiaries
Transactions with related parties
Annual payment in lease agreement			$ 41,400
Basis points			1.22%
Annual interest rate			6.00%